Note 16 - Income Tax	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
16.	Income tax

The following is a reconciliation stated as a percentage of pre-tax income of the Ontario, Canada combined statutory corporate income tax rate to the Company’s effective tax rate:

	2015	2014	2013

Combined statutory rate	26.5%	26.5%	26.5%
Permanent differences	5.8	6.4	10.4
Tax effect of flow through entities	(2.5)	(2.9)	(4.5)
Impact of changes in foreign exchange rates	(2.1)	(0.8)	(0.1)
Adjustments to tax liabilities for prior periods	(1.4)	(2.5)	2.2
Effects of changes in enacted tax rates	(0.5)	0.1	-
Changes in liability for unrecognized tax benefits	(0.6)	(1.9)	(0.1)
Stock-based compensation	13.9	4.1	7.9
Foreign, state, and provincial tax rate differential	1.1	(6.2)	(11.0)
Other taxes	2.4	2.4	1.6
Change in valuation allowance	0.6	(1.7)	(1.7)
Outside basis difference in investments	1.4	1.4	2.2
Other	0.3	0.3	1.7
Effective income tax rate	44.9%	25.2%	35.1%

Earnings before income tax by jurisdiction comprise the following:

	2015	2014	2013

Canada	$(31,818)	$(11,751)	$(13,300)
United States	27,301	14,242	2,463
Foreign	76,984	69,623	46,099
Total	$72,467	$72,114	$35,262

Income tax expense (recovery) comprises the following:

	2015	2014	2013

Current
Canada	$(770)	$(6,343)	$(5,229)
United States	1,555	(3,474)	(215)
Foreign	29,014	28,901	22,635
	29,799	19,084	17,191

Deferred
Canada	(875)	(336)	(455)
United States	5,980	2,728	(256)
Foreign	(2,352)	(3,271)	(4,099)
	2,753	(879)	(4,810)

Total	$32,552	$18,205	$12,381

The Canadian earnings before income tax for the year ended December 31, 2015 includes one-time stock-based compensation and transaction costs of $49,465 related to the Spin-off.

The significant components of deferred income tax are as follows:

	2015	2014

Deferred income tax assets
Loss carry-forwards and other credits	$70,952	$76,484
Expenses not currently deductible	22,018	23,630
Stock-based compensation	210	696
Investments	15,470	16,192
Provision for doubtful accounts	3,601	2,378
Financing fees	267	-
Net unrealized foreign exchange losses	3,097	1,114
	115,615	120,494
Less: valuation allowance	(15,603)	(14,560)
	100,012	105,934

Deferred income tax liabilities
Depreciation and amortization	18,932	21,880

Net deferred income tax asset	$81,080	$84,054

As at December 31, 2015, the Company believes that it is more likely than not that the net deferred tax assets of $81,080 will be realized based upon future income, consideration of net operating loss (“NOL”) limitations, earnings trends, and tax planning strategies. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future income are reduced.

The Company has gross NOL carry-forward balances as follows:

	Gross loss carry forward		Gross losses not recognized		Net
	2015	2014	2015	2014	2015	2014

Canada	$49,924	$47,447	$141	$264	$49,783	$47,183
United States	118,224	133,268	4,100	4,100	114,124	129,168
Foreign	41,333	42,881	31,902	32,937	9,431	9,944

The Company has gross capital loss carry-forwards as follows:

	Gross loss carry forward		Gross losses not recognized		Net
	2015	2014	2015	2014	2015	2014

Canada	$369	$-	$369	$-	$-	$-
Foreign	6,489	7,559	6,489	7,559	-	-

These amounts above are available to reduce future, federal, state, and provincial income taxes in their respective jurisdictions. NOL carry-forward balances attributable to Canada begin to expire in 2027. NOL carry-forward balances attributable to the United States begin to expire in 2028. Foreign NOL carry-forward balances begin to expire in 2017. The utilization of NOLs may be subject to certain limitations under federal, provincial, state or foreign tax laws.

Cumulative unremitted foreign earnings of the US subsidiaries is nil (2014 - nil). Cumulative unremitted foreign earnings of international subsidiaries of the Company approximated $21,642 as at December 31, 2015 (2014 - nil). The Company has not provided a deferred tax liability on the unremitted foreign earnings as it is management’s intent to permanently reinvest such earnings outside of Canada. In addition, any repatriation of such earnings would not be subject to significant Canadian or foreign taxes.

A reconciliation of the beginning and ending amounts of the liability for unrecognized tax benefits is as follows:

	2015	2014

Balance, January 1	$3,624	$3,687
Gross increases based on tax positions related to the current period	160	356
Gross increases for tax positions of prior periods	382	1,532
Gross decreases for tax positions of prior periods	(257)	-
Reduction for settlements with taxing authorities	(335)	(1,044)
Reduction for lapses in applicable statutes of limitations	(1,055)	(907)

Balance, December 31	$2,519	$3,624

Of the $2,519 (2014 - $3,624) in gross unrecognized tax benefits, $2,519 (2014 - $3,624) would affect the Company’s effective tax rate if recognized. For the year-ended December 31, 2015, additional interest and penalties of $174 related to uncertain tax positions was accrued (2014 - $106; 2013 - nil). The Company reversed $106 of accrued interest and penalties related to settled positions in 2015 (2014 - nil; 2013 - nil). As at December 3, 2015, the Company had accrued $174 (2014 - $106) for potential income tax related interest and penalties.

Within the next twelve months, the Company believes it is reasonably possible that $971 of unrecognized tax benefits associated with uncertain tax positions may be reduced due to lapses in statutes of limitations.

The Company files tax returns in Canada, United States and multiple foreign jurisdictions. The number of years with open tax audits varies depending on the tax jurisdiction. Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for four to seven years and income tax returns filed with the United States Internal Revenue Service and related states are open for three to five years. Tax returns in the significant foreign jurisdictions that the company conducts business in are generally open for four years.

The Company does not currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above. Actual settlements may differ from the amounts accrued. The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may affect its current estimates.